UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL             August 13, 2009
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          22
Form 13F Information Table Value Total:    $ 104869
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103      2384    145431 SH        SOLE                   145431
AMERICAN GREETINGS CORP CL A  COMM             026375105      2948    252386 SH        SOLE                   252386
APACHE CORP                   COMM             037411105      8397    116387 SH        SOLE                   116387
BLACK & DECKER CORP           COMM             091797100      2154     75147 SH        SOLE                    75147
BRUNSWICK CORP                COMM             117043109      1022    236647 SH        SOLE                   236647
CLOROX CO                     COMM             189054109      5913    105916 SH        SOLE                   105916
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100      5159    166154 SH        SOLE                   166154
DEVON ENERGY CORP             COMM             25179M103      7811    143322 SH        SOLE                   143322
FORTUNE BRANDS INC            COMM             349631101      2884     83013 SH        SOLE                    83013
FREEPORT MCMORAN COPPER &     COMM             35671D857     10497    209484 SH        SOLE                   209484
JOY GLOBAL INC                COMM             481165108      4793    134169 SH        SOLE                   134169
KRAFT FOODS INC               COMM             50075N104      2550    100638 SH        SOLE                   100638
MASCO CORP                    COMM             574599106      1586    165588 SH        SOLE                   165588
MATTEL INC                    COMM             577081102      4930    307144 SH        SOLE                   307144
MERCK & CO INC                COMM             589331107      6764    241930 SH        SOLE                   241930
NORFOLK SOUTHERN CORP         COMM             655844108      5876    155974 SH        SOLE                   155974
PFIZER INC                    COMM             717081103      7094    472934 SH        SOLE                   472934
PHILIP MORRIS INTL INC        COMM             718172109      6344    145431 SH        SOLE                   145431
POLYONE CORP                  COMM             73179P106       678    250243 SH        SOLE                   250243
TARGET CORP                   COMM             87612E106      4206    106560 SH        SOLE                   106560
TRINITY INDS INC              COMM             896522109      3408    250193 SH        SOLE                   250193
WAL MART STORES INC           COMM             931142103      7472    154251 SH        SOLE                   154251